Goodwill and Intangible Assets (Finite-Lived Intangible Assets) (Details) - USD ($) $ in Millions		Mar. 31, 2018	Mar. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 1,839.1	$ 1,839.1
Accumulated Amortization		151.4	42.4
Net Carrying Amount		1,687.7	1,796.7
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	[1]	1,821.0	1,821.0
Accumulated Amortization	[1]	141.4	33.9
Net Carrying Amount	[1]	1,679.6	1,787.1
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		8.6	8.6
Accumulated Amortization		7.2	6.9
Net Carrying Amount		1.4	1.7
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		9.5	9.5
Accumulated Amortization		2.8	1.6
Net Carrying Amount		$ 6.7	$ 7.9

[1]	Customer relationships primarily represent affiliation agreements with distributors acquired in the Starz Merger (see Note 2).